Share-Based Compensation Plans Nonvested Restricted Stock Units (Details) (USD $)	12 Months Ended				3 Months Ended	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2009	Mar. 31, 2011 Class B Common Stock Bonus [Member]	Dec. 31, 2011 Class B Common Stock Key Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested, Beginning Balance	3,503,326
Nonvested, Weighted Average Grant Date Fair Value, Beginning Balance	$ 24.14
Granted in Period	1,011,876	[1]	897,379	1,155,136	456,876	555,000
Granted in Period, Weighted Average Grant Date Fair Value	$ 19.97	[1]	$ 22.97	$ 20.41
Vested in Period	(646,152)
Vested in Period, Weighted Average Grant Date Fair Value	$ 25.76
Forfeited in Period	(99,029)
Forfeited in Period, Weighted Average Grant Date Fair Value	$ 23.99
Nonvested, Ending Balance	3,770,021		3,503,326
Nonvested, Weighted Average Grant Date Fair Value, Ending Balance	$ 22.74		$ 24.14
Vesting period, years					3	10

[1]	1During the first quarter of 2011, Federated awarded 456,876 shares of restricted Federated Class B common stock in connection with a bonus program in which certain key employees received a portion of their bonus in the form of restricted stock under the Plan. This restricted stock, which was granted on the bonus payment date and issued out of treasury, generally vests over a three-year period. During 2011, Federated awarded 555,000 shares of restricted Federated Class B common stock to certain key employees. The restricted stock award generally vests over a ten-year period with restrictions on the vested portion of the award lapsing on approximately the awards’ fifth- and tenth-year anniversaries.